Related parties - Transactions with other related parties (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans granted to related parties
Related parties
Amounts owed by related parties			₽ 19,719
Interest income		₽ 782	947
Loans granted to related parties | Equity-accounted investee
Related parties
Amounts owed by related parties			19,719
Interest income		782	947
Loans received from related parties
Related parties
Amounts owed to related parties	₽ 3,714	3,793	1,478
Interest expense	121	572	11
Loans received from related parties | Non-controlling shareholders
Related parties
Amounts owed to related parties	3,714	3,793	1,478
Interest expense	121	572	11
Services provided to and received from related parties
Related parties
Amounts owed by related parties	1,524		1,140
Amounts owed to related parties	1,117	1,729	688
Services provided to related parties	7,577	9,033	6,902
Services received from related parties	1,638	609	746
Services provided to and received from related parties | Subsidiaries of shareholders exercising significant influence over the Group
Related parties
Amounts owed to related parties	959	1,729	688
Services provided to related parties	2,944	6,508	4,621
Services received from related parties			720
Services provided to and received from related parties | Equity-accounted investee
Related parties
Amounts owed by related parties	1,524		1,140
Amounts owed to related parties	158
Services provided to related parties	4,633	2,525	2,281
Services received from related parties	₽ 1,638	₽ 609	₽ 26